CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Subscription receivable	Additional paid in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest	Comprehensive income
Balance at Dec. 31, 2008	$ 71,052,888	$ 10,000	$ (10,000)		$ 21,477,485	$ 564,147	$ 49,011,256
Balance (in shares) at Dec. 31, 2008		100,000,000
Net income	29,936,038				30,835,002		(898,964)	29,936,038
Foreign currency translation adjustments	330,134					53,151	276,983	330,134
Capital contribution from ordinary shareholders	10,000		10,000
Comprehensive income	30,266,172							30,266,172
Share-based compensation	258,583			258,583
Deemed dividend on Series A convertible redeemable preferred shares	(702,740)				(702,740)
Capital contribution by noncontrolling interest owner (Note 1)	79,607,043						79,607,043
Balance at Dec. 31, 2009	180,491,946	10,000		258,583	51,609,747	617,298	127,996,318
Balance (in shares) at Dec. 31, 2009		100,000,000
Net income	69,147,733				68,571,257		576,476	69,147,733
Foreign currency translation adjustments	10,028,611					5,659,570	4,369,041	10,028,611
Comprehensive income	79,176,344							79,176,344
Share-based compensation	1,614,756			1,614,756
Deemed dividend on Series A convertible redeemable preferred shares	(3,300,000)				(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares (in shares)		29,714,103
Conversion of series A convertible redeemable preferred shares into ordinary shares	58,902,740	2,971		58,899,769
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552) (in shares)		46,000,000
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552)	79,537,048	4,600		79,532,448
Balance at Dec. 31, 2010	396,422,834	17,571		140,305,556	116,881,004	6,276,868	132,941,835
Balance (in shares) at Dec. 31, 2010		175,714,103
Net income	34,914,112				33,323,952		1,590,160	34,914,112
Foreign currency translation adjustments	18,483,256					12,167,255	6,316,001	18,483,256
Comprehensive income	53,397,368							53,397,368
Share-based compensation	2,206,025			2,206,025
Balance at Dec. 31, 2011	$ 452,026,227	$ 17,571		$ 142,511,581	$ 150,204,956	$ 18,444,123	$ 140,847,996
Balance (in shares) at Dec. 31, 2011		175,714,103